PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Unfunded Pension - Components of pension benefit cost (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost		Rp 1,176	Rp 1,600	Rp 2,080
Defined benefit plan actuarial gain (loss) - net of tax	$ 152	2,109	(4,820)	2,375
Pension benefit cost
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost		840	1,120	1,700
The company | Unfunded Pension
Disclosure of defined benefit plans [line items]
Service costs		29	54	51
Net interest cost		134	144	188
Net periodic pension benefit cost		163	198	239
Experience adjustments		12	27	19
Changes in demographic assumptions		37	(21)
Changes in financial assumptions		45	(143)	81
Defined benefit plan actuarial gain (loss) - net of tax		Rp 94	Rp (137)	Rp 100
The company | Unfunded Pension | Minimum
Disclosure of defined benefit plans [line items]
Discount rate	6.50%	6.50%	8.00%	6.00%
Rate of compensation increases	6.10%	6.10%	6.10%	6.10%
The company | Unfunded Pension | Maximum
Disclosure of defined benefit plans [line items]
Discount rate	7.25%	7.25%	8.25%	6.75%
Rate of compensation increases	8.00%	8.00%	8.00%	8.00%